Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Short-Term Municipal Bond Fund))	0 Months Ended
Nov. 01, 2011
Class A
Average Annual Return:
1 Year	0.59%
5 Year	3.38%
10 Year	3.70%
Inception Date of Share Class	Jul. 18, 2008
Class A | (after taxes on distributions)
Average Annual Return:
1 Year	0.57%
5 Year	0.37%
10 Year	3.69%
Inception Date of Share Class	Jul. 18, 2008
Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	1.24%
5 Year	3.39%
10 Year	3.68%
Inception Date of Share Class	Jul. 18, 2008
Class C
Average Annual Return:
1 Year	0.87%
5 Year	2.95%
10 Year	2.88%
Inception Date of Share Class	Jul. 18, 2008
Barclays Capital Composite 1- and 3- Year Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	1.49%
5 Year	3.79%
10 Year	3.51%